Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Blue Gold Limited (the “Company”, “BGL”), a Cayman Islands exempted company limited by shares was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the business combination.

On December 5, 2023, Blue Gold Limited, Perception Capital Corp. IV, a Cayman Islands exempted company limited by shares formerly known as RCF Acquisition Corp. (“Perception” or PC4), and Blue Gold Holdings Limited, a private company limited by shares formed under the laws of England and Wales (“BGHL”), entered into a Business Combination Agreement (as amended and/or restated from time to time, the “Business Combination Agreement”).

On June 25, 2025 (the “Closing Date”), Blue Gold Limited consummated the previously announced business combination pursuant to the Second Amended and Restated Business Combination Agreement, dated as of June 12, 2024, and further amended on November 7, 2024, January 8, 2025, March 28, 2025, April 30, 2025, May 8, 2025 and June 10, 2025, by and among the Company, Perception and BGHL (as amended and restated, the “BCA”) (See Note 4).

Following the Business Combination, BGL’s Class A ordinary shares and Warrants are traded on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “BGL” and “BGLWW”, respectively.

The Company has one wholly owned subsidiary; Blue Gold (Cayman) Limited (“BGCL”) .  BGCL has two wholly owned subsidiaries; BGHL, an England and Wales private limited liability company, formed on November 9, 2023 to develop, finance, license, and operate gold mines and Blue Goldmine FZCO (“BGFZCO”) incorporated in the United Arab Emirates on November 26, 2025 to undertake gold trading activities.  BGHL has two wholly owned subsidiaries; Blue Gold Digital Limited (“BGD”), an Ireland company incorporated on December 12, 2025 to develop financial technology products and Blue Gold Bogoso Prestea Ltd. (“BGBPL”), a company incorporated in Ghana on January 26, 2024 to acquire the Bogoso Prestea mine.  BGD has two wholly owned subsidiaries; BlueGold One LLC (“BGO”) and Standard Gold Statutory Trust Company (“SGST”) formed in the State of Wyoming, United States of America on November 12, 2025 and December 9, 2025, respectively, to undertake the development and launch of the Company’s digital business.